Changes in Plan Assets and Benefit Obligations Recorded in Other Comprehensive Loss for Pension and Other Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Changes recognized in other comprehensive loss :
Net periodic other post-retirement benefit costs	$ (2,334)	$ (2,114)	$ 14,160	$ 17,629	$ 19,018
Pension Benefits
Changes recognized in other comprehensive loss :
Actuarial (loss) gain			(54,059)	(41,101)	(37,754)
Prior service cost			(620)
Amortization of prior service cost			102	102	102
Amortization of net loss (gain)			14,572	11,541	7,059
Settlements			17,840
Net periodic other post-retirement benefit costs			(22,165)	(29,458)	(30,593)
Other Postretirement Plans
Changes recognized in other comprehensive loss :
Actuarial (loss) gain			(661)	449	(643)
Amortization of net loss (gain)			34	44	(6)
Net periodic other post-retirement benefit costs			$ (627)	$ 493	$ (649)